14. Stockholders' Equity (Details - Options by exercise price (Details - Options Outstanding and Exercisable) (Sept 2020 Note) - Options [Member] - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Options Outstanding	210,000	210,000	0
Options Exercisable	210,000
Options outstanding, exercise price	$ 9.61	$ 9.61
$5.70 per share [Member]
Options Outstanding	30,000	30,000
Options Exercisable	30,000
Options outstanding, exercise price	$ 5.70
$5.70 per share [Member]
Options Outstanding	30,000	30,000
Options Exercisable	30,000
Options outstanding, exercise price	$ 5.70	$ 5.70
$5.70 Per Share [Member]
Options Outstanding	30,000	30,000
Options Exercisable	30,000
Options outstanding, exercise price	$ 5.70	$ 5.70
$5.70 Per Share [Member]
Options Outstanding	30,000	30,000
Options Exercisable	30,000
Options outstanding, exercise price	$ 5.70	$ 5.70
$5.70 Per Share [Member]
Options Outstanding	30,000	30,000
Options Exercisable	30,000
Options outstanding, exercise price	$ 5.70	$ 5.70
$5.70 Per Share [Member]
Options Outstanding	30,000	30,000
Options Exercisable	30,000
Options outstanding, exercise price	$ 5.70	$ 5.70
$5.70 Per Share [Member]
Options Outstanding	30,000	30,000
Options Exercisable	30,000
Options outstanding, exercise price	$ 5.70	$ 5.70